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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


311 South Wacker Drive, Suite 4500, Chicago, IL  60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Deanna B. Marotz            Chief Compliance Officer              (312) 913-3953
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                                  /s/ Deanna B. Marotz
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      Chicago, IL               November 1, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total: $1,563,734
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group, Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ACUITY BRANDS, INC.    COMMON         00508Y102    19,406       816,400             X            1                728,700     87,700
AIRGAS, INC.           COMMON         009363102    45,759     1,901,100             X            1              1,696,700    204,400
ALBANY INTERNATIONAL   COMMON         012348108    20,056       672,800             X            1                600,600     72,200
 CORP.
AMERUS GROUP CO.       COMMON         03072M108    21,230       517,800             X            1                461,800     56,000
AMETEK, INC.           COMMON         031100100    23,801       785,000             X            1                700,800     84,200
APRIA HEALTHCARE       COMMON         037933108    17,358       637,000             X            1                567,700     69,300
 GROUP INC.
ASSET ACCEPTANCE       COMMON         04543P100    18,187     1,071,700             X            1                957,000    114,700
 CAPITAL
BEARINGPOINT, INC.     COMMON         074002106    24,231     2,710,400             X            1              2,420,600    289,800
BENCHMARK ELECTRONICS, COMMON         08160H101    26,132       876,900             X            1                782,600     94,300
 INC.
BORDERS GROUP, INC.    COMMON         099709107    29,353     1,183,600             X            1              1,056,900    126,700
CBRL GROUP, INC.       COMMON         12489V106    39,687     1,099,980             X            1                981,980    118,000
CENTENE CORPORATION    COMMON         15135B101    19,876       466,800             X            1                416,400     50,400
CERIDIAN CORPORATION   COMMON         156779100    12,001       651,900             X            1                581,800     70,100
CLARK, INC.            COMMON         181457102    11,818       872,800             X            1                778,100     94,700
COMMERCE BANCSHARES,   COMMON         200525103    29,943       622,640             X            1                555,597     67,043
 INC.
CONSECO, INC.          COMMON         208464883    15,514       878,500             X            1                783,700     94,800
CRANE CO.              COMMON         224399105    23,688       819,100             X            1                730,800     88,300
CROMPTOM CORPORATION   COMMON         227116100     7,188       757,400             X            1                675,000     82,400
CURTISS-WRIGHT         COMMON         231561101    26,120       456,400             X            1                407,800     48,600
 CORPORATION


CYTEC INDUSTRIES INC.  COMMON         232820100    25,141       513,600             X            1                458,400     55,200
DAVITA INC.            COMMON         23918K108    40,115     1,287,800             X            1              1,149,200    138,600
DELPHI FINANCIAL       COMMON         247131105    29,805       741,984             X            1                662,211     79,773
 GROUP, INC.
DIRECT GENERAL         COMMON         25456W204    16,192       559,904             X            1                499,904     60,000
 CORPORATION
ELECTRONICS FOR        COMMON         286082102    15,471       952,628             X            1                849,766    102,862
 IMAGING, INC.
ENERSYS                COMMON         29275Y102    16,299     1,268,400             X            1              1,131,300    137,100
FAIRCHILD SEMICON-
  DUCTOR INT'L, INC.   COMMON         303726103    22,289     1,573,000             X            1              1,402,800    170,200
FLOWSERVE CORP.        COMMON         34354P105    26,934     1,113,900             X            1                993,500    120,400
GILDAN ACTIVEWEAR INC. COMMON         375916103    16,477       584,300             X            1                521,000     63,300
GLOBAL IMAGING         COMMON         37934A100     1,038        33,400             X            1                 29,800      3,600
  SYSTEMS, INC.
IDEX CORPORATION       COMMON         45167R104    26,964       794,000             X            1                708,700     85,300
IKON OFFICE SOLUTIONS, COMMON         451713101    24,801     2,063,300             X            1              1,841,900    221,400
 INC.
INTERPOOL, INC.        COMMON         46062R108    16,693       890,300             X            1                791,000     99,300
INVESTMENT TECHNOLOGY  COMMON         46145F105    17,811     1,164,100             X            1              1,038,000    126,100
 GROUP, I
JACUZZI BRANDS, INC.   COMMON         469865109    17,079     1,836,400             X            1              1,639,400    197,000
JOURNAL COMMUNICATIONS COMMON         481130102    15,404       878,200             X            1                783,500     94,700
 INCORPORATED
KEMET CORP.            COMMON         488360108     7,605       940,100             X            1                841,600     98,500
KENNAMETAL INC.        COMMON         489170100    18,823       416,900             X            1                372,300     44,600
KEY ENERGY SERVICES,   COMMON         492914106    17,503     1,584,000             X            1              1,413,500    170,500
 INC.


LAIDLAW INTERNATIONAL, COMMON         50730R102    25,664     1,560,100             X            1              1,391,500    168,600
 INC.
LINENS 'N THINGS, INC. COMMON         535679104    25,158     1,085,800             X            1                968,400    117,400
MCG CAPITAL            COMMON         58047P107    22,749     1,310,430             X            1              1,169,574    140,856
 CORPORATION
MINERALS TECHNOLOGIES  COMMON         603158106    25,074       426,000             X            1                380,400     45,600
 INC.
NETBANK, INC.          COMMON         640933107     8,754       874,500             X            1                780,200     94,300
NEWFIELD EXPLORATION   COMMON         651290108    28,128       459,300             X            1                410,600     48,700
 COMPANY
PACER INTERNATIONAL,   COMMON         69373H106     8,444       514,900             X            1                459,200     55,700
  INC.
PARK ELECTROCHEMICAL   COMMON         700416209    13,767       649,400             X            1                579,300     70,100
 CORP.
PENTAIR, INC.          COMMON         709631105    34,027       974,700             X            1                869,800    104,900
PROQUEST COMPANY       COMMON         74346P102    21,855       850,400             X            1                759,200     91,200
PROVIDENT BANKSHARES   COMMON         743859100     6,277       187,100             X            1                166,900     20,200
  CORPORATION
REINSURANCE GROUP OF   COMMON         759351109    17,370       421,590             X            1                376,590     45,000
 AMERICA
RUBY TUESDAY, INC.     COMMON         781182100    26,588       954,000             X            1                851,300    102,700
RYDER SYSTEM, INC.     COMMON         783549108    23,727       504,400             X            1                449,800     54,600
SCHOOL SPECIALTY, INC. COMMON         807863105    31,115       789,530             X            1                704,588     84,942
SCOTTISH RE GROUP      COMMON         g7885t104    23,003     1,086,600             X            1                969,600    117,000
 LIMITED
SELECTIVE INSURANCE    COMMON         816300107    16,618       446,725             X            1                398,947     47,778
 GROUP, INC.
SOURCE INTERLINK       COMMON         836151209    10,210     1,050,400             X            1                937,700    112,700
 COMPANIES, INC.
SPARTECH CORPORATION   COMMON         847220209    32,836     1,308,200             X            1              1,167,400    140,800


STERLING FINANCIAL     COMMON         859319105    17,800       505,105             X            1                450,885     54,220
 CORPORATION
SYNNEX CORPORATION     COMMON         87162W100    12,795       722,900             X            1                643,700     79,200
TECH DATA CORPORATION  COMMON         878237106    24,074       624,500             X            1                557,500     67,000
THE SCOTTS COMPANY     COMMON         810186106    20,579       320,800             X            1                286,200     34,600
THE SHAW GROUP INC.    COMMON         820280105    23,255     1,937,900             X            1              1,729,000    208,900
THE SPORTS AUTHORITY,  COMMON         84917U109    16,140       695,700             X            1                620,600     75,100
  INC.
THE TORO COMPANY       COMMON         891092108    24,185       354,100             X            1                316,200     37,900
TRIAD GUARANTY INC.    COMMON         895925105    11,154       201,051             X            1                180,269     20,782
TRIAD HOSPITALS, INC.  COMMON         89579K109    29,219       848,400             X            1                756,700     91,700
U.S.I. HOLDINGS        COMMON         90333H101    23,609     1,729,577             X            1              1,543,987    185,590
 CORPORATION
UNITED STATIONERS INC. COMMON         913004107    21,826       502,900             X            1                448,800     54,100
WATSON WYATT & COMPANY COMMON         942712100    19,754       751,100             X            1                670,700     80,400
  HOLDING
WERNER ENTERPRISES,    COMMON         950755108    16,797       869,875             X            1                776,556     93,319
 INC.
WESTCORP               COMMON         957907108    26,605       625,700             X            1                558,500     67,200
YORK INTERNATIONAL     COMMON         986670107    21,036       665,900             X            1                594,500     71,400
 CORPORATION
eFUNDS CORPORATION     COMMON         28224R101    19,124     1,028,747             X            1                918,045    110,702
iSTAR FINANCIAL INC.   COMMON         45031U101    30,626       742,800             X            1                663,200     79,600
TOTAL                                           1,563,734